Short-Term and Long-Term Debt - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Debt Instrument [Line Items]
Borrowings	¥ 4,279,354	¥ 4,186,222
Net amortization expenses of bond premiums and discounts, deferred issuance costs of bonds and medium-term notes	989	1,005	¥ 957
Total committed credit lines	569,862	497,882
Available credit lines	427,564	346,609
Long-term committed credit lines	293,424	¥ 303,309
Investment in securities pledged for primarily collateral deposits	166,888
Loans and leases consolidation adjustment	10,587
Subordinated Syndicated Loan
Debt Instrument [Line Items]
Borrowings	¥ 94,000
Maturity year of loan	2077
Subordinated Syndicated Loan | Loan Maturing in 5 Year
Debt Instrument [Line Items]
Borrowings	¥ 60,000
Subordinated Syndicated Loan | Loan Maturing in 7 Year
Debt Instrument [Line Items]
Borrowings	34,000
Secured By Share
Debt Instrument [Line Items]
Secured debt	60,104
Secured Investments
Debt Instrument [Line Items]
Secured debt	69,313
Unsecured Subordinated Debt
Debt Instrument [Line Items]
Unsecured subordinated bonds face value	¥ 100,000
Unsecured subordinated bonds year of maturity	2080
Unsecured Subordinated Debt | Premature Redemption Period 5 Years
Debt Instrument [Line Items]
Unsecured subordinated bonds face value	¥ 60,000
Unsecured subordinated bonds premature redemption period	5 years
Unsecured Subordinated Debt | Premature Redemption Period 10 Years
Debt Instrument [Line Items]
Unsecured subordinated bonds face value	¥ 40,000
Unsecured subordinated bonds premature redemption period	10 years